EMPLOYEE BENEFIT PLANS - Future Expected Benefit Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
2024	$ 16,800
Company contributions	$ 19,400
0.303246103993543 | Labor Force Concentration Risk
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by collective bargaining agreements	30.30%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year | Labor Force Concentration Risk
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by collective bargaining agreements	28.10%
Workforce Subject To Collective Bargaining Arrangements Expiring After One Year | Labor Force Concentration Risk
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by collective bargaining agreements	71.90%
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
2024	$ 19,677
2025	18,733
2026	17,879
2027	17,065
2028	16,250
Thereafter	68,254
Total	157,858
Company contributions	2,781	$ 3,863
Pension Plan | United States | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	500
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2024	18,817
2025	13,517
2026	14,971
2027	15,421
2028	15,587
Thereafter	80,480
Total	158,793
Company contributions	15,725	12,104
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
2024	2,137
2025	2,017
2026	1,858
2027	1,499
2028	1,340
Thereafter	5,110
Total	13,961
Company contributions	$ 2,733	$ 3,177